Revenue (Tables)	6 Months Ended
Jun. 30, 2019
Revenue from Contract with Customer [Abstract]
Change in Contract with Customer, Asset and Liability	Changes in our contract balances during the period are as follows:

(in thousands of $)	Contract assets (1)	Contract liabilities (2)
Opening balance on January 1, 2019	24,376	(31,296)
Payments received for services billed	(19,937)	—
Services provided and billed in current period	112,845	—
Payments received for services billed in current period	(93,475)	—
Deferred commissioning period revenue	—	2,110
Closing balance on June 30, 2019	23,809	(29,186)
(1) Relates to management fee revenue and liquefaction services revenue, see a) and b) below.
(2) Relates to liquefaction services revenue, see b) below.

Disaggregation of Revenue	Liquefaction services revenue recognized comprises the following amounts:

	Six months ended June 30,
(in thousands of $)	2019	2018
Base tolling fee (1)	102,250	17,427
Amortization of deferred commissioning period billing (2)	2,110	357
Amortization of Day 1 gain (3)	4,975	841
Other	(287)	(48)
Total	109,048	18,577
(1) The LTA bills at a base rate in periods when the oil price is $60 or less per barrel (included in "Liquefaction services revenue" in the consolidated statements of income), and at an increased rate when the oil price is greater than $60 per barrel (recognized as a derivative and included in "Realized and unrealized gain on oil derivative instrument" in the consolidated statements of income, excluded from revenue and from the transaction price).
(2) Customer billing during the commissioning period, prior to vessel acceptance and commencement of the contract term, of $33.8 million is considered an upfront payment for services. These amounts billed are deferred (included in "Other current liabilities" and "Other non-current liabilities" in the consolidated balance sheets) and recognized as part of "Liquefaction services revenue" in the consolidated statements of income evenly over the contract term.
(3) The Day 1 gain was established when the oil derivative asset was initially recognized in December 2017 for $79.6 million (recognized in "Other current liabilities" and "Other non-current liabilities" in the consolidated balance sheets). This amount is amortized and recognized as part of "Liquefaction services revenue" in the consolidated statements of income evenly over the contract term.